Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			¥ 3,471,128		¥ 3,673,288
Less: Accumulated depreciation			(161,991)		(456,319)
Less: Impairment charges	$ (9,694)	¥ (63,251)	(79,185)	¥ 0
Property, plant and equipment, net	$ 472,261		3,229,952		3,081,502
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			193,889		1,047,461
Mold And Tooling [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			497,174		938,611
Less: Impairment charges		¥ (135,467)	(79,185)
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			0		726,820
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			230,328		328,555
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			2,236,775		223,875
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			191,356		216,923
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			54,044		87,304
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			39,792		45,835
Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			¥ 27,770		¥ 57,904